Transactions with non-controlling interests - Yantai Pengai (Details) - CNY (¥)											12 Months Ended
	Dec. 09, 2020	Dec. 08, 2020	Dec. 07, 2020	Dec. 06, 2020	Dec. 18, 2019	Jun. 24, 2019	Jun. 23, 2019	Jun. 01, 2019	May 27, 2019	Jun. 24, 2018	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Less: consideration received from non-controlling interest					¥ 940,000	¥ 2,068,000
Yantai Pengai Jiayan
Carrying amount of non-controlling interests disposed of													¥ (12,000)
Less: consideration received from non-controlling interest	¥ 864,000												500,000
Gain on disposal within equity													488,000
Equity interests disposed off (as a percent)	12.00%
Proportion of equity interest held (as a percent)	68.00%	80.00%
Guangzhou Pengai
Carrying amount of non-controlling interests disposed of												¥ (147,000)	(642,000)
Less: consideration received from non-controlling interest												2,760,000	940,000
Gain on disposal within equity												¥ (2,613,000)	(298,000)
Proportion of equity interest held (as a percent)			76.00%	96.00%		91.00%	96.00%		96.00%	96.00%	76.00%	76.00%
Nanchang Pengai
Carrying amount of non-controlling interests disposed of													161,000
Less: consideration received from non-controlling interest													950,000
Gain on disposal within equity													¥ 1,111,000
Proportion of equity interest held (as a percent)								51.00%				51.00%
Shanghai Jiahong
Carrying amount of non-controlling interests disposed of												¥ (65,000)
Gain on disposal within equity												¥ (65,000)